Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	12 Months Ended
Jan. 31, 2013
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 1	$ 309,800
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 2	93,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 3	(15,100)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 4	600
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 5	294,700
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 6	93,600
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 7	(294,700)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 8	(93,600)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 9	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 10	$ 0